Shareholder Report, Line Graph (Details)	6 Months Ended
Feb. 28, 2025
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index